SUPPLEMENT DATED MARCH 1, 2006,
                      TO FEBRUARY 14, 2006 PROSPECTUSES FOR

            GOAL PLANNING ANNUITY QUALIFIED VARIABLE DEFERRED ANNUITY
                                       AND
          GOAL PLANNING ANNUITY NON-QUALIFIED VARIABLE DEFERRED ANNUITY

                                    ISSUED BY

                       HORACE MANN LIFE INSURANCE COMPANY
                                     AND ITS
               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Effective March 1, 2006, if you purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value. Horace Mann Life Insurance Company may change the combined total annual charge for both riders for new Contracts issued in the future.

THE FOLLOWING SENTENCE UPDATES THE INFORMATION ABOUT THE GUARANTEED MINIMUM DEATH BENEFIT RIDER--ANNUAL STEP-UP AND THE GUARANTEED MINIMUM DEATH BENEFIT RIDER--5% ACCUMULATION FOUND IN THE SECTIONS AND ON THE PAGES OF THE PROSPECTUSES IDENTIFIED BELOW: IF YOU PURCHASE BOTH THE GUARANTEED MINIMUM DEATH BENEFIT RIDER-ANNUAL STEP-UP AND THE GUARANTEED MINIMUM DEATH BENEFIT RIDER-5% ACCUMULATION AT CONTRACT ISSUE, THEN, FOR THE LIFE OF YOUR CONTRACT, THE TOTAL ANNUAL CHARGE FOR BOTH RIDERS WILL BE 0.40% OF THE AVERAGE VARIABLE ACCOUNT VALUE.

---------------------------------  -------------------- ------------------------
    SECTION OF PROSPECTUS          PAGE(S) IN QUALIFIED PAGE(S) IN NON-QUALIFIED
                                        PROSPECTUS             PROSPECTUS
---------------------------------  -------------------- ------------------------
Summary--What charges will I pay
on an annual basis if I elect               7                       5
optional riders?
---------------------------------  -------------------- ------------------------
Fee Tables and Example--Optional
Rider Charges                               9                       6
---------------------------------  -------------------- ------------------------
Deductions and Expenses--Charges
for Optional Riders                        22                       17
---------------------------------  -------------------- ------------------------
Death Benefit--Guaranteed Minimum
Death Benefit Riders                     22, 23                   18, 19
---------------------------------  -------------------- ------------------------

THE FIGURES IN THE EXAMPLE ON PAGE 10 OF THE QUALIFIED PROSPECTUS AND ON PAGE 7 OF THE NON-QUALIFIED PROSPECTUS HAVE BEEN CHANGED TO REFLECT THE LOWER CHARGE FOR THE PURCHASE OF BOTH RIDERS, AS INDICATED BELOW:

If You surrender Your Contract at the end of the applicable time period:

         1 year               3 years             5 years             10 years
         ------               -------             -------             --------

         $1,211               $1,854              $2,402              $3,809

If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:

         1 year               3 years             5 years             10 years
         ------               -------             -------             --------

         $383                 $1,111              $1,858              $3,809

                                    * * * * *

This supplement should be retained with your prospectus for future reference. If you have any questions, please contact the Home Office of Horace Mann Life Insurance Company at (800) 999-1030.